Annual Total Returns[BarChart] - The Hartford Conservative Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.88%	9.38%	1.10%	(0.23%)	(3.31%)	4.01%	10.07%	(3.79%)	13.80%	8.74%